Accumulated other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2022
Accumulated Other Comprehensive Income Loss [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized gain (loss) on marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2022:
Beginning balance	$(522)	$293	$800	$571
Other comprehensive income (loss) before reclassifications	(9,928)	(3,016)	-	(12,944)
Amounts reclassified from accumulated other comprehensive income	10	830	-	840
Net current period other comprehensive income (loss)	(9,918)	(2,186)	-	(12,104)
Ending Balance	$(10,440)	$(1,893)	$800	$(11,533)